Consolidated Statements of Shareholders’ (Deficit) Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Preferred shares CNY (¥) shares	Preferred shares USD ($) shares	Additional paid-in Capital CNY (¥)	Additional paid-in Capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Total JINXIN TECHNOLOGY HOLDING COMPANY Shareholders’ deficit equity CNY (¥)	Total JINXIN TECHNOLOGY HOLDING COMPANY Shareholders’ deficit equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 41		¥ 21		¥ 13,154		¥ 332		¥ (280,037)		¥ 6,669		¥ (259,820)		¥ 6,060		¥ (253,760)
Balance at Dec. 31, 2021	¥ 41		¥ 21		13,154		332		(280,037)		6,669		(259,820)		6,060		(253,760)
Balance (in Shares) at Dec. 31, 2021 | shares	416,920,000	416,920,000	193,480,000	193,480,000
Net income									52,763				52,763		2,316		55,079
Share-based compensation					13								13				13
Appropriation to statutory reserve							2,229		(2,229)
Foreign currency translation adjustment											(6,270)		(6,270)				(6,270)
Balance at Dec. 31, 2022	¥ 41		¥ 21		13,167		2,561		(229,503)		399		(213,314)		8,376		(204,938)
Balance (in Shares) at Dec. 31, 2022 | shares	416,920,000	416,920,000	193,480,000	193,480,000
Balance (in Dollars)	¥ 41		¥ 21		13,167		2,561		(229,503)		399		(213,314)		8,376		(204,938)
Net income									70,497				70,497		12,995		83,492
Share-based compensation					16								16				16
Capital contribution by shareholders					153								153				153
Appropriation to statutory reserve							2,707		(2,707)
Capital contribution by non-controlling shareholders															200		200
Balance at Dec. 31, 2023	¥ 41		¥ 21		13,336		5,268		(161,713)		399		(142,648)		21,571		(121,077)
Balance (in Shares) at Dec. 31, 2023 | shares	416,920,000	416,920,000	193,480,000	193,480,000
Balance (in Dollars)	¥ 41		¥ 21		13,336		5,268		(161,713)		399		(142,648)		21,571		(121,077)
Net income									20,271				20,271		10,288		30,559	$ 4,185
Share-based compensation					7								7				7
Conversion of preferred shares to ordinary shares	¥ 21		¥ (21)
Conversion of preferred shares to ordinary shares (in Shares) | shares	193,480,000	193,480,000	(193,480,000)	(193,480,000)
Conversion of redeemable preferred shares to ordinary shares	¥ 55				241,356								241,411				241,411
Conversion of redeemable preferred shares to ordinary shares (in Shares) | shares	519,840,747	519,840,747
New issuance of the initial public offering	¥ 2				12,927								12,929				12,929
New issuance of the initial public offering (in Shares) | shares	22,500,000	22,500,000
Appropriation to statutory reserve							2,143		(2,143)
Balance at Dec. 31, 2024	¥ 119	$ 16			267,626	$ 36,665	7,411	$ 1,015	(143,585)	$ (19,671)	399	$ 55	131,970	$ 18,080	31,859	$ 4,365	163,829	22,445
Balance (in Shares) at Dec. 31, 2024 | shares	1,152,740,747	1,152,740,747
Balance (in Dollars)	¥ 119	$ 16			¥ 267,626	$ 36,665	¥ 7,411	$ 1,015	¥ (143,585)	$ (19,671)	¥ 399	$ 55	¥ 131,970	$ 18,080	¥ 31,859	$ 4,365	¥ 163,829	$ 22,445